American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2019
unaudited
Bonds, notes & other debt instruments 93.31% U.S. Treasury bonds & notes 87.23% U.S. Treasury inflation-protected securities 83.66%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	$ 30,797	$ 30,684
U.S. Treasury Inflation-Protected Security 0.125% 2021[1,2]	31,341	31,037
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	221,612	222,955
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	40,982	41,179
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	270,048	268,346
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	108,190	107,517
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	17,710	17,693
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	33,235	33,167
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	29,718	30,103
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	279,825	282,094
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	142,183	145,132
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	105,385	107,989
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	268,303	271,633
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	476,653	488,390
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	31,865	35,827
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	134,642	136,143
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	177,328	183,995
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]	134,215	150,819
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	205,234	211,746
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	105,613	108,364
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]	193,315	226,492
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	238,211	247,971
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	74,582	85,264
U.S. Treasury Inflation-Protected Security 0.25% 2029[1]	140,391	144,510
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	69,386	75,090
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,386	2,938
U.S. Treasury Inflation-Protected Security 2.125% 2040[1,2]	53,328	73,212
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,2]	50,879	70,561
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	56,678	62,056
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	11,141	11,830
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	71,547	88,755
U.S. Treasury Inflation-Protected Security 0.75% 2045[1,2]	121,826	132,934
U.S. Treasury Inflation-Protected Security 1.00% 2046[1,2]	104,691	121,151
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	174,339	197,050
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	325,859	306,613
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,2]	48,452	57,152
		4,808,392
U.S. Treasury 3.57%
U.S. Treasury 1.875% 2019[2]	1,000	1,000
U.S. Treasury 2.125% 2021	138,200	139,503
U.S. Treasury 1.25% 2024	14,000	13,909
U.S. Treasury 2.25% 2049	48,000	51,106
		205,518
Total U.S. Treasury bonds & notes		5,013,910
American Funds Inflation Linked Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 3.64% Energy 1.42%	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.00% 2048	$ 10,000	$ 11,945
Equinor ASA 3.625% 2028	13,165	14,553
MPLX LP 4.00% 2028	2,430	2,549
MPLX LP 4.70% 2048	10,000	10,314
Occidental Petroleum Corp. 2.60% 2021	24,802	24,976
Occidental Petroleum Corp. 2.90% 2024	10,841	10,955
Petróleos Mexicanos 5.375% 2022	3,765	3,869
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$ 2,225	2,363
		81,525
Utilities 0.99%
Consumers Energy Co. 4.05% 2048	8,570	10,234
FirstEnergy Corp. 3.90% 2027	4,725	5,080
FirstEnergy Corp. 4.85% 2047	4,890	5,947
Mississippi Power Co. 4.25% 2042	1,660	1,840
Public Service Enterprise Group Inc. 3.20% 2049	8,250	8,592
Tampa Electric Co. 4.45% 2049	8,070	10,114
Virginia Electric and Power Co. 3.80% 2028	7,925	8,767
Virginia Electric and Power Co. 2.875% 2029	2,800	2,927
Wisconsin Electric Power Co. 4.30% 2048	2,600	3,167
		56,668
Consumer staples 0.41%
Conagra Brands, Inc. 4.85% 2028	6,400	7,338
Keurig Dr Pepper Inc. 4.057% 2023	10,650	11,317
Keurig Dr Pepper Inc. 5.085% 2048	4,291	5,174
		23,829
Health care 0.29%
Becton, Dickinson and Co. 3.70% 2027	7,700	8,256
Cigna Corp. 4.90% 2048	7,175	8,504
		16,760
Industrials 0.24%
General Dynamics Corp. 3.75% 2028	8,650	9,762
United Technologies Corp. 4.125% 2028	3,265	3,739
		13,501
Consumer discretionary 0.15%
Boston University 4.061% 2048	2,075	2,508
Home Depot, Inc. 4.50% 2048	4,639	5,911
		8,419
Communication services 0.14%
Verizon Communications Inc. 4.50% 2033	7,000	8,282
Total corporate bonds & notes		208,984
Bonds & notes of governments & government agencies outside the U.S. 2.20%
Colombia (Republic of) 5.00% 2045	600	727
European Stability Mechanism 2.125% 2022[3]	40,000	40,745
Japan, Series 18, 0.10% 2024[1]	¥2,242,450	21,531
Japan, Series 20, 0.10% 2025[1]	4,322,250	41,784
South Africa (Republic of), Series R-197, 5.50% 2023[1]	ZAR748	55
American Funds Inflation Linked Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 0.125% 2041[1]	£ 8,314	$ 17,460
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	3,980
		126,282
Mortgage-backed obligations 0.18% Collateralized mortgage-backed obligations 0.18%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	$10,548	10,595
Total mortgage-backed obligations		10,595
Asset-backed obligations 0.06%
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.776% 2023[4,5]	2,055	2,074
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.545% 2025[4,5]	1,282	1,244
		3,318
Total bonds, notes & other debt instruments (cost: $5,092,587,000)		5,363,089
Short-term securities 5.51% Money market investments 5.51%	Shares
Capital Group Central Cash Fund 2.16%[6]	3,166	316,600
Total short-term securities (cost: $316,607,000)		316,600
Total investment securities 98.82% (cost: $5,409,194,000)		5,679,689
Other assets less liabilities 1.18%		67,880
Net assets 100.00%		$5,747,569
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 8/31/2019[8] (000)	Unrealized (depreciation) appreciation at 8/31/2019 (000)
30 Day Federal Funds Futures	Long	2,354	October 2019	$ 980,912	$ 962,814	$ (53)
90 Day Euro Dollar Futures	Long	2,049	September 2019	512,250	501,685	291
90 Day Euro Dollar Futures	Long	14,135	December 2019	3,533,750	3,468,022	5,114
90 Day Euro Dollar Futures	Long	4,475	March 2020	1,118,750	1,101,409	6,197
90 Day Euro Dollar Futures	Short	2,049	September 2020	(512,250)	(505,667)	(2,052)
90 Day Euro Dollar Futures	Short	14,135	December 2020	(3,533,750)	(3,489,225)	(11,445)
2 Year U.S. Treasury Note Futures	Long	6,403	January 2020	1,280,600	1,383,798	692
5 Year Euro-Bobl Futures	Long	638	December 2019	€ 63,800	95,853	70
5 Year U.S. Treasury Note Futures	Long	12,217	January 2020	$ 1,221,700	1,465,754	3,027
10 Year U.S. Treasury Note Futures	Long	1,604	December 2019	160,400	211,277	(363)
10 Year Ultra U.S. Treasury Note Futures	Short	1,026	December 2019	(102,600)	(148,193)	(356)
20 Year U.S. Treasury Bond Futures	Short	187	December 2019	(18,700)	(30,902)	262
30 Year Ultra U.S. Treasury Bond Futures	Short	2,531	December 2019	(253,100)	(499,714)	(977)
						$407
American Funds Inflation Linked Bond Fund — Page 3 of 9

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2019 (000)
Purchases (000)	Sales (000)
EUR21,399	MXN460,000	HSBC Bank	9/5/2019	$ 601
USD13,107	GBP10,510	JPMorgan Chase	9/5/2019	315
JPY1,619,000	USD15,024	Goldman Sachs	9/5/2019	222
USD7,607	EUR6,800	JPMorgan Chase	9/5/2019	130
EUR1,500	USD1,689	UBS AG	9/5/2019	(40)
JPY1,812,000	USD17,120	JPMorgan Chase	9/5/2019	(56)
AUD14,700	USD10,281	UBS AG	9/5/2019	(379)
AUD23,900	USD16,109	Citibank	9/12/2019	(7)
MXN639,125	USD30,484	Goldman Sachs	9/17/2019	1,306
USD32,403	MXN639,125	Goldman Sachs	9/17/2019	613
EUR11,600	USD13,029	UBS AG	9/17/2019	(262)
COP38,740,000	USD11,213	Morgan Stanley	9/19/2019	31
USD10,676	KRW13,000,000	Citibank	9/19/2019	(63)
EUR38,700	USD42,789	Morgan Stanley	9/19/2019	(189)
EUR20,600	USD23,123	HSBC Bank	9/19/2019	(447)
USD23,756	MXN466,000	UBS AG	9/20/2019	589
CAD6,035	USD4,528	Bank of America, N.A.	9/24/2019	6
MXN309,932	USD15,573	UBS AG	9/24/2019	(176)
USD16,115	KRW19,489,550	JPMorgan Chase	9/26/2019	13
USD10,373	SEK100,000	JPMorgan Chase	10/4/2019	160
USD7,735	MXN153,941	Citibank	10/4/2019	101
JPY2,061,480	USD19,417	JPMorgan Chase	10/4/2019	38
USD4,109	EUR3,700	Bank of America, N.A.	10/4/2019	32
USD1,808	MXN35,975	Citibank	10/4/2019	24
USD4,355	CAD5,785	JPMorgan Chase	10/4/2019	8
USD11,015	MXN220,400	Goldman Sachs	10/7/2019	90
JPY3,918,000	USD36,901	Citibank	10/7/2019	84
EUR9,861	NOK98,400	JPMorgan Chase	10/7/2019	61
USD23,148	JPY2,452,000	Morgan Stanley	10/7/2019	2
USD188	CAD250	Goldman Sachs	10/7/2019	1
				$2,808
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
2.122%	U.S. EFFR	9/18/2019	$6,384,900	$ 111	$ —	$ 111
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	(334)	—	(334)
7.87%	28-day MXN-TIIE	5/8/2020	1,452,815	60	—	60
7.84%	28-day MXN-TIIE	5/8/2020	792,185	24	—	24
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(275)	—	(275)
2.37325%	U.S. EFFR	3/6/2021	$1,104,900	16,836	—	16,836
2.1125%	U.S. EFFR	3/28/2021	460,300	5,521	—	5,521
2.103%	U.S. EFFR	3/28/2021	110,000	1,303	—	1,303
3-month USD-LIBOR	2.367%	3/28/2021	797,400	(9,383)	—	(9,383)
2.19875%	U.S. EFFR	5/7/2021	483,100	7,161	—	7,161
American Funds Inflation Linked Bond Fund — Page 4 of 9

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
1.665%	U.S. EFFR	6/20/2021	$ 737,000	$ 5,147	$ —	$ 5,147
1.7775%	3-month USD-LIBOR	6/21/2021	1,457,400	5,735	—	5,735
1.8685%	3-month USD-LIBOR	7/12/2021	112,500	662	—	662
8.54%	28-day MXN-TIIE	1/6/2022	MXN813,614	1,435	—	1,435
8.44%	28-day MXN-TIIE	1/7/2022	916,386	1,519	—	1,519
2.197%	U.S. EFFR	4/18/2022	$ 489,000	13,103	—	13,103
6.99%	28-day MXN-TIIE	6/17/2022	MXN480,000	88	—	88
1.8475%	3-month USD-LIBOR	7/11/2022	$ 193,600	2,358	—	2,358
2.80%	3-month USD-LIBOR	9/2/2022	280,000	8,742	—	8,742
2.75%	3-month USD-LIBOR	9/2/2022	280,000	8,470	—	8,470
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	2,026	—	2,026
3-month USD-LIBOR	2.2165%	3/27/2024	418,900	(16,447)	—	(16,447)
3-month USD-LIBOR	2.18075%	3/29/2024	29,400	(1,108)	—	(1,108)
3-month USD-LIBOR	2.194%	3/29/2024	29,600	(1,132)	—	(1,132)
3-month USD-LIBOR	2.21875%	3/29/2024	31,000	(1,220)	—	(1,220)
3-month USD-LIBOR	2.221%	4/1/2024	23,000	(910)	—	(910)
3-month USD-LIBOR	2.365%	5/2/2024	428,700	(20,053)	—	(20,053)
3-month USD-LIBOR	1.7935%	7/12/2024	46,000	(1,006)	—	(1,006)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	17,748	—	17,748
3-month USD-LIBOR	1.867%	7/11/2025	274,100	(4,857)	—	(4,857)
2.344%	3-month USD-LIBOR	9/25/2025	449,000	23,944	—	23,944
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(1,040)	—	(1,040)
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	(3,139)	—	(3,139)
28-day MXN-TIIE	8.135%	1/14/2027	453,000	(1,812)	—	(1,812)
28-day MXN-TIIE	7.625%	5/20/2027	385,000	(973)	—	(973)
U.S. EFFR	2.045%	11/2/2027	$ 290,000	(21,889)	—	(21,889)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	5,124	—	5,124
2.908%	3-month USD-LIBOR	2/1/2028	70,300	5,118	—	5,118
2.925%	3-month USD-LIBOR	2/1/2028	56,200	4,136	—	4,136
2.92%	3-month USD-LIBOR	2/2/2028	53,200	3,902	—	3,902
6-month GBP-LIBOR	1.6567%	9/28/2028	£ 44,000	(4,997)	—	(4,997)
28-day MXN-TIIE	8.855%	12/28/2028	MXN511,419	(3,614)	—	(3,614)
3-month USD-LIBOR	2.724%	2/5/2029	$ 219,770	(26,295)	—	(26,295)
3-month USD-LIBOR	2.3665%	3/27/2029	24,000	(2,136)	—	(2,136)
3-month USD-LIBOR	2.4745%	4/3/2029	19,500	(1,927)	—	(1,927)
3-month USD-LIBOR	1.9675%	6/21/2029	312,900	(16,749)	—	(16,749)
3-month USD-LIBOR	1.995%	7/19/2029	76,400	(4,301)	—	(4,301)
1.62105%	3-month USD-LIBOR	8/7/2029	25,000	536	185	351
3-month USD-LIBOR	1.6215%	8/7/2029	25,000	(537)	—	(537)
3-month USD-LIBOR	2.494%	6/15/2030	180,000	(18,955)	—	(18,955)
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(8,511)	—	(8,511)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(8,691)	—	(8,691)
3-month USD-LIBOR	2.507%	9/25/2030	239,000	(25,235)	—	(25,235)
3-month USD-LIBOR	1.83%	8/17/2031	58,000	(2,235)	—	(2,235)
3-month USD-LIBOR	2.986%	2/1/2038	33,900	(3,781)	—	(3,781)
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	(4,612)	—	(4,612)
3-month USD-LIBOR	2.963%	2/1/2038	42,200	(4,625)	—	(4,625)
3-month USD-LIBOR	2.967%	2/2/2038	32,800	(3,605)	—	(3,605)
6-month GBP-LIBOR	1.5872%	2/5/2039	£ 3,600	(757)	—	(757)
6-month GBP-LIBOR	1.5877%	2/5/2039	6,100	(1,284)	—	(1,284)
American Funds Inflation Linked Bond Fund — Page 5 of 9

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 8/31/2019 (000)
3-month USD-LIBOR	3.253%	10/29/2048	$ 4	$ (1)	$ —	$ (1)
3-month USD-LIBOR	2.195%	6/24/2049	127,200	(20,115)	—	(20,115)
					$185	$(107,917)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 8/31/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$1,145,000	$(24,203)	$(18,858)	$(5,345)
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $96,595,000, which represented 1.68% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,340,000, which represented .89% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Rate represents the seven-day yield at 8/31/2019.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
American Funds Inflation Linked Bond Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $6,719,785,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $536,966,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $56,185,244,000 and $1,145,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Inflation Linked Bond Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 5,013,910	$ —	$ 5,013,910
Corporate bonds & notes	—	208,984	—	208,984
Bonds & notes of governments & government agencies outside the U.S.	—	126,282	—	126,282
Mortgage-backed obligations	—	10,595	—	10,595
Asset-backed obligations	—	3,318	—	3,318
Short-term securities	316,600	—	—	316,600
Total	$316,600	$5,363,089	$—	$5,679,689
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 15,653	$ —	$ —	$ 15,653
Unrealized appreciation on open forward currency contracts	—	4,427	—	4,427
Unrealized appreciation on interest rate swaps	—	140,624	—	140,624
Liabilities:
Unrealized depreciation on futures contracts	(15,246)	—	—	(15,246)
Unrealized depreciation on open forward currency contracts	—	(1,619)	—	(1,619)
Unrealized depreciation on interest rate swaps	—	(248,541)	—	(248,541)
Unrealized depreciation on credit default swaps	—	(5,345)	—	(5,345)
Total	$ 407	$(110,454)	$—	$(110,047)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
AUD = Australian dollars
CAD = Canadian dollars
COP = Colombian pesos
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
GBP/£ = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
SEK = Swedish kronor
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-060-1019O-S73066	American Funds Inflation Linked Bond Fund — Page 9 of 9